SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2015
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net
	Year ended December 31,
	2015	2014	2013

Total costs	$132,039	$125,952	$117,939
Less - grants and participations	(2,174)	(2,455)	(2,063)
Less - capitalization of software development costs	(1,380)	(356)	(445)

	$128,485	$123,141	$115,431

Schedule of Financial Income and Other, Net
	Year ended December 31,
	2015	2014	2013
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$6,844	$5,268	$4,802
Realized gain on marketable securities	32	16	-
Interest	430	349	1,505

	7,306	5,633	6,307
Financial expenses:
Interest	(66)	(73)	(182)
Foreign currency translation	(731)	(685)	(822)
Other	(780)	(1,107)	(1,266)

	(1,577)	(1,865)	(2,270)

Other expenses, net	(425)	(3)	(110)

	$5,304	$3,765	$3,927

Schedule of Computation of Net Earnings Per Share

1.	Numerator:

	Year ended December 31,
	2015	2014	2013

Net income from continuing operations available to ordinary shareholders	$140,578	$100,150	$52,471
Net income from discontinued operations available to ordinary shareholders	118,253	2,925	2,804

Net income to ordinary shareholders	$258,831	$103,075	$55,275

2.	Denominator (in thousands):

	Year ended December 31,
	2015	2014	2013

Denominator for basic net earnings per share -
Weighted average number of shares	59,552	59,362	60,388
Effect of dilutive securities:
Add - employee stock options and RSU	1,729	1,533	1,442

Denominator for diluted net earnings per share - adjusted weighted average shares	61,281	60,895	61,830